Revenue from Contracts with Customers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers
	Consolidated
	30 June 2024	30 June 2023
	$	$

Sale of products	-	79,843

Schedule of Disaggregation of Revenue by Geographical Location	Disaggregation of revenue by geographical location:
	Consolidated
	30 June 2024	30 June 2023
	$	$

United States of America	-	79,843
Total	-	79,843